September 23, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Turner Funds

(1933 Act Registration No. 33-00641)

(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of Turner Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (with exhibits).

This filing is made in connection with the proposed reorganization of Turner Large Growth Fund (the “Transferor Fund”) into Turner Midcap Growth Fund (the “Surviving Fund”).  As described more fully in the enclosed Registration Statement, at a meeting of the shareholders of the Trust, shareholders of the Transferor Fund will be asked to approve a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all of the assets and liabilities of the Transferor Fund to the Surviving Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on October 23, 2014.  Therefore, we would appreciate receiving any comments you may have as soon as possible so that the Trust may be in a position to mail the proxy statement/prospectus contained in the Registration Statement to shareholders of the Transferor Fund on or about October 24, 2014.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3328.

Sincerely,

/s/ Andrew E. Seaberg, Esq.
Andrew E. Seaberg, Esq.

Enclosures